Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN GROWTH FUND INC
Entity Central Index Key	0000005138
Document Period End Date	Jul. 31, 2026
C 000033068 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth Fund, Inc.
Class Name	Class A
Trading Symbol	AMRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Growth Fund, Inc. - Series One for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://americangrowthfund.com/. You can also request this information by contacting us at 1-800-525-2406.
Additional Information Phone Number	1-800-525-2406
Expenses [Text Block]	WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR
Expenses Paid, Amount	$ 502
Expense Ratio, Percent	431.00%
Factors Affecting Performance [Text Block]	WHAT FACTORS INFLUENCED PERFORMANCE?
Performance Past Does Not Indicate Future [Text]	Performance quoted for the period ended July 31, 2026 represents past performance and cannot be used to predict future results
Line Graph [Table Text Block]	TOTAL RETURN
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN
No Deduction of Taxes [Text Block]	The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Advisory Fees Paid, Amount	$ 107,079
Investment Company, Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)
Largest Holdings [Text Block]	HOW DID THE FUND PERFORM FOR THE TWELVE MONTH PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
C 000033068 Member [Member]
Shareholder Report [Line Items]
Net Assets	$ 11,576,199
Holdings Count	30
C 000033069 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth Fund, Inc.
Class Name	Class B
Trading Symbol	AMRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Growth Fund, Inc. - Series One for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://americangrowthfund.com/. You can also request this information by contacting us at 1-800-525-2406.
Additional Information Phone Number	1-800-525-2406
Expenses [Text Block]	WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR
Expenses Paid, Amount	$ 609
Expense Ratio, Percent	525.00%
Factors Affecting Performance [Text Block]	WHAT FACTORS INFLUENCED PERFORMANCE?
Performance Past Does Not Indicate Future [Text]	Performance quoted for the period ended July 31, 2026 represents past performance and cannot be used to predict future results
Line Graph [Table Text Block]	TOTAL RETURN
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN
No Deduction of Taxes [Text Block]	The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Advisory Fees Paid, Amount	$ 2,606
Investment Company, Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)
Largest Holdings [Text Block]	HOW DID THE FUND PERFORM FOR THE TWELVE MONTH PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
C 000033069 Member [Member]
Shareholder Report [Line Items]
Net Assets	$ 267,620
Holdings Count	30
C 000033070 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth Fund, Inc.
Class Name	Class C
Trading Symbol	AMRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Growth Fund, Inc. - Series One for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://americangrowthfund.com/. You can also request this information by contacting us at 1-800-525-2406.
Additional Information Phone Number	1-800-525-2406
Expenses [Text Block]	WHAT WERE THE FUND'S COSTS FOR THE PAST PAST YEAR
Expenses Paid, Amount	$ 585
Expense Ratio, Percent	505.00%
Factors Affecting Performance [Text Block]	WHAT FACTORS INFLUENCED PERFORMANCE?
Performance Past Does Not Indicate Future [Text]	Performance quoted for the period ended July 31, 2026 represents past performance and cannot be used to predict future results
Line Graph [Table Text Block]	TOTAL RETURN
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN
No Deduction of Taxes [Text Block]	The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Advisory Fees Paid, Amount	$ 16,332
Investment Company, Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)
Largest Holdings [Text Block]	HOW DID THE FUND PERFORM FOR THE TWELVE MONTH PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
C 000033070 Member [Member]
Shareholder Report [Line Items]
Net Assets	$ 1,853,620
Holdings Count	30
C 000033067 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth Fund, Inc.
Class Name	Class D
Trading Symbol	AMRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Growth Fund, Inc. - Series One for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://americangrowthfund.com/. You can also request this information by contacting us at 1-800-525-2406.
Additional Information Phone Number	1-800-525-2406
Expenses [Text Block]	WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR
Expenses Paid, Amount	$ 452
Expense Ratio, Percent	387.00%
Factors Affecting Performance [Text Block]	WHAT FACTORS INFLUENCED PERFORMANCE?
Performance Past Does Not Indicate Future [Text]	Performance quoted for the period ended July 31, 2026 represents past performance and cannot be used to predict future results
Line Graph [Table Text Block]	TOTAL RETURN
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN
No Deduction of Taxes [Text Block]	The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Advisory Fees Paid, Amount	$ 80,422
Investment Company, Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)
Largest Holdings [Text Block]	HOW DID THE FUND PERFORM FOR THE TWELVE MONTH PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
C 000033067 Member [Member]
Shareholder Report [Line Items]
Net Assets	$ 8,591,540
Holdings Count	30